Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS ― 99.5%
	AEROSPACE PRODUCT AND PARTS MANUFACTURING ― 1.7%
707	Boeing Co./The *	$134,676
287	Lockheed Martin Corp.	139,623
2,998	Raytheon Technologies Corp.	302,558
		576,857
	AGRICULTURAL IMPLEMENT MANUFACTURING ― 0.3%
240	Deere & Co.	102,902

	ALL OTHER ELECTRICAL EQUIPMENT AND COMPONENT MANUFACTURING ― 0.6%
2,181	Emerson Electric Co.	209,507

	AUTOMOBILE AND LIGHT DUTY MOTOR VEHICLE MANUFACTURING ― 1.3%
7,663	Ford Motor Co.	89,121
2,933	Tesla, Inc. *	361,287
		450,408
	BEVERAGE & FOOD ― 0.7%
1,156	Brown-Forman Corp. - Class B	75,926
694	Constellation Brands, Inc.	160,835
		236,761
	BREAKFAST CEREAL MANUFACTURING ― 0.2%
839	General Mills, Inc.	70,350

	BUSINESS SUPPORT SERVICES ― 0.5%
372	MSCI, Inc.	173,043

	COMMERCIAL AND INDUSTRIAL MACHINERY AND EQUIPEMENT RENTAL AND LEASING ― 0.3%
260	United Rentals, Inc. *	92,409

	COMMERCIAL BANKING ― 4.1%
9,378	Bank of America Corp.	310,599
3,578	Citigroup, Inc.	161,833
1,169	First Republic Bank/CA	142,489
3,643	JPMorgan Chase & Co.	488,526
194	M&T Bank Corp.	28,142
2,190	US Bancorp	95,506
4,035	Wells Fargo & Co.	166,605
		1,393,700
	COMPUTER AND PERIPHERAL EQUIPMENT MANUFACTURING ― 7.1%
15,980	Apple, Inc.	2,076,281
1,544	Fortinet, Inc. *	75,486
1,270	International Business Machines Com.	178,930
1,253	Seagate Technology Holdings PLC (1)	65,920
		2,396,617
	COMPUTER SYSTEMS DESIGN AND RELATED SERVICES ― 0.7%
110	Paycom Software, Inc. *	34,134
223	ServiceNow, Inc. *	86,584
316	Synopsys, Inc. *	100,896
		221,614
	CONSTRUCTION MACHINERY MANUFACTURING ― 0.6%
908	Caterpillar, Inc.	217,520

	COSMETICS, BEAUTY SUPPLIES, AND PERFUME STORES ― 0.3%
427	Estee Lauder Cos., Inc./The - Class A	105,943

	COURIERS AND EXPRESS DELIVERY SERVICES ― 0.5%
317	FedEx Corp.	54,904
696	United Parcel Service, Inc. - Class B	120,993
		175,897
	CREDIT CARD ISSUING ― 0.4%
506	American Express Co.	74,762
657	Capital One Financial Corp.	61,075
		135,837
	CRUDE PETROLEUM EXTRACTION ― 0.1%
470	APA Corp.	21,940

	DATA PROCESSING, HOSTING, AND RELATED SERVICES ― 0.9%
591	Automatic Data Processing, Inc.	141,167
182	FactSet Research Systems, Inc.	73,020
862	Fiserv, Inc. *	87,122
		301,309

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)(Continued)

Shares		Value
	DIAGNOSTIC IMAGING CENTERS ― 0.3%
741	Quest Diagnostics, Inc.	$115,922

	DIRECT INSURANCE (EXCEPT LIFE, HEALTH, AND MEDICAL) CARRIERS ― 1.8%
1,672	Berkshire Hathaway, Inc. - Class B *	516,481
447	Chubb Ltd. (1)	98,608
		615,089
	DIRECT LIFE, HEALTH, AND MEDICAL INSURANCE CARRIERS ― 3.1%
2,047	American International Group, Inc.	129,452
1,254	Centene Corp. *	102,841
391	Cigna Corp.	129,554
101	Humana, Inc.	51,731
1,205	UnitedHealth Group, Inc.	638,866
		1,052,444
	ELECTRIC POWER GENERATION, TRANSMISSION AND DISTRIBUTION ― 1.3%
975	Ameren Corp.	86,697
1,558	Constellation Energy Corp.	134,315
2,405	Evergy, Inc.	151,347
1,697	NRG Energy, Inc.	53,999
		426,358
	ELECTRONIC SHOPPING AND MAIL-ORDER HOUSES ― 2.7%
9,644	Amazon.com, Inc. *	810,096
1,917	eBay, Inc.	79,498
369	Etsy, Inc. *	44,199
		933,793
	EXTERMINATING AND PEST CONTROL SERVICES ― 0.2%
2,003	Rollins, Inc.	73,190

	FINANCIAL TRANSACTIONS PROCESSING, RESERVE, AND CLEARINGHOUSE ACTIVITIES ― 2.4%
974	Mastercard, Inc.	338,689
1,540	PayPal Holdings, Inc. *	109,679
1,696	Visa, Inc. - Class A	352,361
		800,729
	FOOTWEAR MANUFACTURING ― 0.5%
1,575	NIKE, Inc. - Class B	184,291

	GENERAL MEDICAL AND SURGICAL HOSPITALS ― 0.1%
180	HCA Healthcare, Inc.	43,193

	GENERAL MERCHANDISE STORES, INCLUDING WAREHOUSE CLUBS AND SUPERCENTERS ― 1.3%
468	Costco Wholesale Corp.	213,642
1,614	Walmart, Inc.	228,849
		442,491
	GOLD ORE MINING ― 0.1%
710	Newmont Corp.	33,512

	GROCERY AND RELATED PRODUCT MERCHANT WHOLESALERS ― 0.6%
2,034	Kroger Co./The	90,676
1,452	Sysco Corp.	111,005
		201,681
	HOME CENTERS ― 2.0%
1,478	Home Depot Inc./The	466,841
1,005	Lowe's Cos., Inc.	200,236
		667,077
	HOTELS (EXCEPT CASINO HOTELS) AND MOTELS ― 0.8%
1,710	Las Vegas Sands Corp. *	82,200
1,306	Marriott International Inc./MD - Class A	194,450
		276,650
	HOUSEHOLD APPLIANCE MANUFACTURING ― 0.2%
1,378	A O Smith Corp.	78,877

	HOUSEHOLD APPLIANCES AND ELECTRICAL AND ELECTRONIC GOODS MERCHANT WHOLESALERS ― 0.6%
3,150	Johnson Controls International PLC (1)	201,601

	INDUSTRIAL GAS MANUFACTURING ― 0.6%
416	CF Industries Holdings, Inc.	35,443
498	Linde PLC (1)	162,438
		197,881

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)(Continued)

Shares		Value
	INDUSTRIAL MACHINERY MANUFACTURING ― 0.9%
842	Applied Materials, Inc.	$81,994
323	KLA Corp.	121,781
2,586	Pentair PLC (1)	116,318
		320,093
	INSURANCE AGENCIES AND BROKERAGES ― 0.9%
560	Aon PLC - Class A (1)	168,078
457	Assurant, Inc.	57,152
395	Marsh & McLennan Cos., Inc.	65,365
		290,595
	INSURANCE CARRIERS ― 0.7%
3,214	Aflac, Inc.	231,215

	INTERNET PUBLISHING AND BROADCASTING AND WEB SEARCH PORTALS ― 4.3%
7,402	Alphabet, Inc. - Class A *	653,078
4,769	Alphabet, Inc. - Class C *	423,153
2,642	Meta Platforms, Inc. - Class A *	317,938
202	Netflix, Inc. *	59,566
		1,453,735
	INVESTMENT BANKING AND SECURITIES DEALING ― 2.2%
2,426	Charles Schwab Corp./The	201,989
616	Goldman Sachs Group, Inc./The	211,522
2,640	Morgan Stanley	224,453
373	S&P Global, Inc.	124,933
		762,897
	LESSORS OF REAL ESTATE PROPERTY ― 2.3%
611	American Tower Corp.	129,446
817	Crown Castle International Corp.	110,818
1,091	Digital Realty Trust, Inc.	109,395
223	Equinix, Inc.	146,072
455	Prologis, Inc.	51,292
2,428	Regency Centers Corp.	151,750
271	SBA Communications Corp.	75,964
		774,737
	MACHINERY, EQUIPMENT, AND SUPPLIES MERCHANT WHOLESALERS ― 0.5%
3,248	Fastenal Co.	153,695

	MANAGEMENT CONSULTING SERVICES ― 0.4%
550	Accenture PLC - Class A (1)	146,762

	MANAGEMENT OF COMPANIES AND ENTERPRISES ― 1.3%
2,020	Dominion Energy, Inc.	123,866
957	Duke Energy Corp.	98,561
2,592	NextEra Energy, Inc.	216,692
		439,119
	MATERIALS ― 0.1%
595	Mosaic Co./The	26,103

	MEDICAL EQUIPMENT AND SUPPLIES MANUFACTURING ― 1.7%
720	Becton Dickinson and Co.	183,096
4,290	Boston Scientific Corp. *	198,498
1,301	Edwards Lifesciences Corp. *	97,068
418	Stryker Corp.	102,197
		580,859
	METAL VALVE MANUFACTURING ― 0.2%
1,670	Masco Corp.	77,939

	MISCELLANEOUS DURABLE GOODS AND MERCHANT WHOLESALERS ― 0.1%
104	Pool Corp.	31,442

	MOTION PICTURE AND VIDEO PRODUCTION ― 0.9%
2,795	Fox Corp. - Class A	84,884
2,696	Walt Disney Co. *	234,229
		319,113
	MOTOR VEHICLE AND MOTOR VEHICLE PARTS AND SUPPLIES MERCHANT WHOLESALERS ― 0.3%
1,776	Copart, Inc. *	108,141

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)(Continued)

Shares		Value
	NAVIGATIONAL, MEASURING, ELECTROMEDICAL, AND CONTROL INSTRUMENTS MANUFACTURING ― 3.3%
627	Agilent Technologies, Inc.	$93,831.00
893	Danaher Corp.	237,020
265	L3Harris Technologies, Inc.	55,176
2,627	Medtronic PLC (1)	204,170
151	Northrop Grumman Corp.	82,387
83	Roper Technologies, Inc.	35,863
501	Thermo Fisher Scientific, Inc.	275,895
762	Trane Technologies PLC (1)	128,085
		1,112,427
	OIL AND GAS EXTRACTION ― 0.4%
557	Devon Energy Corp.	34,261
1,073	Phillips 66	111,678
		145,939
	OTHER GENERAL PURPOSE MACHINERY MANUFACTURING ― 0.2%
228	Nordson Corp.	54,200

	OTHER PLASTICS PRODUCT MANUFACTURING ― 0.5%
1,347	3M Co.	161,532

	OTHER TRAVEL ARRANGEMENT AND RESERVATION SERVICES ― 0.2%
39	Booking Holdings, Inc. *	78,596

	OUTPATIENT CARE CENTERS ― 0.1%
472	DaVita, Inc. *	35,244

	PAPERBOARD MILLS ― 0.8%
2,040	Packaging Corp. of America	260,936

	PETROLEUM REFINERIES ― 3.9%
2,084	Chevron Corp.	374,057
3,189	ConocoPhillips	376,302
4,280	Exxon Mobil Corp.	472,084
1,408	Occidental Petroleum Corp.	88,690
		1,311,133
	PHARMACEUTICAL AND MEDICINE MANUFACTURING ― 7.4%
1,361	Abbott Laboratories	149,424
1,338	AbbVie, Inc.	216,234
653	Amgen, Inc.	171,504
222	Biogen, Inc. *	61,476
1,589	Bristol-Myers Squibb Co.	114,329
1,075	Eli Lilly & Co.	393,278
2,081	Johnson & Johnson	367,609
2,195	Merck & Co, Inc.	243,535
394	Moderna, Inc. *	70,770
6,110	Pfizer, Inc.	313,076
106	Regeneron Pharmaceuticals, Inc. *	76,478
430	Vertex Pharmaceuticals, Inc. *	124,175
326	West Pharmaceutical Services, Inc.	76,724
936	Zoetis, Inc.	137,171
		2,515,783
	PHARMACIES AND DRUG STORES ― 0.4%
1,525	CVS Health Corp.	142,115

	PIPELINE TRANSPORTATION OF NATURAL GAS ― 0.3%
2,415	Kinder Morgan, Inc.	43,663
1,642	Williams Cos., Inc./The	54,022
		97,685
	PROFESSIONAL AND COMMERCIAL EQUIPMENT AND SUPPLIES MERCHANT WHOLESALERS ― 0.3%
1,339	Henry Schein, Inc. *	106,946

	RADIO AND TELEVISION BROADCASTING AND WIRELESS COMMUNICATIONS EQUIPMENT MANUFACTURING ― 0.6%
369	Motorola Solutions, Inc.	95,095
970	QUALCOMM, Inc.	106,642
		201,737
	RAIL TRANSPORTATION ― 0.3%
381	Norfolk Southern Corp.	93,886

	RESIDENTIAL BUILDING CONSTRUCTION ― 0.5%
1,697	Lennar Corp.	153,579

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)(Continued)

Shares		Value
	RESIN AND SYNTHETIC RUBBER MANUFACTURING ― 0.3%
1,954	Dow, Inc.	$98,462

	RESTAURANTS AND OTHER EATING PLACES ― 1.6%
76	Chipotle Mexican Grill, Inc. *	105,449
797	McDonald's Corp.	210,033
2,144	Starbucks Corp.	212,686
		528,168
	SANITARY PAPER PRODUCT MANUFACTURING ― 0.3%
804	Kimberly-Clark Corp.	109,143

	SCHEDULED AIR TRANSPORTATION ― 0.3%
6,931	American Airlines Group, Inc. *	88,162

	SECURITIES AND COMMODITY EXCHANGES ― 0.5%
529	CME Group, Inc.	88,957
890	Intercontinental Exchange, Inc.	91,305
		180,262
	SEMICONDUCTOR AND OTHER ELECTRONIC COMPONENT MANUFACTURING ― 4.5%
1,675	Advanced Micro Devices, Inc. *	108,490
1,763	Amphenol Corp. - Class A	134,235
636	Analog Devices, Inc.	104,323
368	Broadcom, Inc.	205,760
210	Enphase Energy, Inc. *	55,642
5,326	Intel Corp.	140,766
163	Lam Research Corp.	68,509
2,350	Micron Technology, Inc.	117,453
2,376	NVIDIA Corp.	347,228
184	NXP Semiconductors NV (1)	29,078
1,284	ON Semiconductor Corp. *	80,083
687	Skyworks Solutions, Inc.	62,606
523	Texas Instruments, Inc.	86,410
		1,540,583
	SNACK FOOD MANUFACTURING ― 0.3%
1,632	Mondelez International, Inc.	108,773

	SOAP AND CLEANING COMPOUND MANUFACTURING ― 1.5%
383	Air Products and Chemicals, Inc.	118,064
1,466	Colgate-Palmolive Co.	115,506
1,895	Procter & Gamble Co./The	287,206
		520,776
	SOFT DRINK AND ICE MANUFACTURING ― 1.6%
3,126	Coca-Cola Co./The	198,845
1,832	Pepsico, Inc.	330,969
		529,814
	SOFTWARE PUBLISHERS ― 8.3%
1,225	Activision Blizzard, Inc.	93,774
565	Adobe, Inc. *	190,138
391	Autodesk, Inc. *	73,066
804	Cadence Design Systems, Inc. *	129,155
392	Intuit, Inc.	152,574
7,707	Microsoft Corp.	1,848,292
2,021	Oracle Corp.	165,197
1,318	Salesforce.com, Inc. *	174,754
		2,826,950
	SOYBEAN AND OTHER OILSEED PROCESSING ― 0.2%
701	Archer-Daniels-Midland Co.	65,088

	SUPPORT ACTIVITIES FOR CROP PRODUCTION ― 0.4%
2,391	Corteva, Inc.	140,543

	SUPPORT ACTIVITIES FOR MINING ― 0.5%
3,506	Schlumberger NV (1)	187,431

	SURGICAL APPLIANCE & SUPPLIES MANUFACTURING ― 0.3%
385	Intuitive Surgical, Inc. *	102,160

	TELEPHONE APPARATUS MANUFACTURING ― 0.9%
6,104	Cisco Systems, Inc.	290,795

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)(Continued)

Shares			Value
	TELEVISION BROADCASTING ― 0.1%
2,932	Paramount Global - Class B		$49,492

	TOBACCO MANUFACTURING ― 0.4%
916	Altria Group, Inc.		41,870
1,025	Philip Morris International, Inc.		103,741
			145,611
	TRANSPORTATION ― 0.2%
2,535	CSX Corp.		78,534

	VENEER, PLYWOOD, AND ENGINEERED WOOD PRODUCT MANUFACTURING ― 0.3%
3,440	Weyerhaeuser Co.		106,640

	WATER, SEWAGE AND OTHER SYSTEMS ― 0.5%
1,146	American Water Works Co., Inc.		174,673

	WIRED AND WIRELESS TELECOMMUNICATIONS CARRIERS ― 1.6%
5,791	AT&T, Inc.		106,612
5,094	Comcast Corp. - Class A		178,137
441	T-Mobile US, Inc. *		61,740
4,860	Verizon Communications, Inc.		191,484
			537,973

	TOTAL COMMON STOCKS (COST $31,376,412)		33,825,609

Contracts		Notional ($)
	PURCHASED OPTION ― 1.2%
	Put Option ― 1.2%
88	S&P 500 Index at $3,705, Expires January 31, 2023	33,787,600	410,080
	TOTAL PURCHASED OPTION (Premiums paid $410,258)		410,080

	TOTAL INVESTMENTS ― 100.7% (Cost $31,937,727)		34,235,689
	Liabilities in Excess of Other Assets ― (0.7)%		(253,345)
	TOTAL NET ASSETS ― 100.0%		33,982,344

			Value
	WRITTEN OPTIONS ― (1.1)%
	Call Option ― (1.1)%
(88)	S&P 500 Index at $3,930, Expires January 31, 2023	(33,787,600)	(388,520)
	TOTAL WRITTEN OPTIONS (Premiums received $388,342)		(388,520)

*	Non Income Producing.
(1)	Foreign Issued Security

Abbreviations used in this schedule:
PLC ― Public Limited Company

Ziegler FAMCO Hedged Equity Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.  Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler FAMCO Hedged Equity Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of December 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$33,825,609	$-	$-	$33,825,609
Purchased Options	410,080	-	-	410,080
Total	$34,235,689	$-	$-	$34,235,689

Liabilities
Written Options	$(388,520)	$-	$-	$(388,520)
Total	$(388,250)	$-	$-	$(388,520)

See the Schedule of Investments for further detail of investment classifications.